SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2014
SHARE OPTIONS
Schedule of assumptions used for estimating the fair value of each option granted on the date of grant

	2013	2014

Risk-free interest rate	3.06%-3.83%	3.75%-4.05%
Exercise multiple	2-2.8	2.2-2.8
Expected volatility	56%-60%	57.09%-63.88%
Expected dividend yield	0%	0%
Fair value of ordinary shares	$4.75-$4.97	$2.53-$3.26

Summary of the stock option activity under the 2008 Plan

		Weighted average
		exercise price
	Options granted	per option

Outstanding at January 1, 2014	1,562,850	$1.71
Granted	1,797,300	$2.53
Exercised	(548,800)	$0.37
Forfeited	(305,050)	$3.87
Outstanding at December 31, 2014	2,506,300	$2.35

Summary of information regarding the share options granted

	As of December 31, 2014
			Weighted-
		Weighted-	average remaining
		average exercise	contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value

Options
Outstanding	2,506,300	$2.35	8.26	$2,712
Exercisable	669,238	$0.67	8.26	$1,559
Expected to vest	1,469,650	$2.69	9.35	$922